Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 09, 2023	Mar. 22, 2023	Aug. 11, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)		$ 1	$ 1	$ 1
Common stock, share authorized (in shares)		725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)		92,379,826	102,077,387
Preferred stock, share issued (in shares)		0
Common Stock, Shares, Outstanding		91,006,182	98,318,395
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred		18,932	19,097
Accumulated deficit		$ (213,193)	$ (396,605)
Treasury Stock, Shares		1,373,644	3,758,992
Preferred Stock, Shares Outstanding		0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 6 months	5 years 6 months
Common stock conversion (in shares)		1
Treasury Stock, Value, Acquired, Cost Method		$ 50,714	$ 15,369
March 2023 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount						$ 30,000
August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount							$ 30,000
Treasury Stock, Shares, Acquired			3,800,000
Treasury Stock, Value, Acquired, Cost Method			$ 15,300
August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired		8,900,000
treasury stock acquired, average cost per share		$ 5.69	$ 4.07
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 19,200
Treasury Stock, Value, Acquired, Cost Method		50,700
June 2023 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount					$ 25,000
Teekay Parent [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding			98,318,395
Continuous Offering Program
Class of Stock [Line Items]
Sale of Stock, Offering Amount		$ 65,000
Thousands of Shares of Common Stock Outstanding
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		91,006,000	98,318,000	101,571,000				101,109,000
Treasury Stock, Shares, Acquired		8,885,000	3,759,000
Thousands of Shares of Common Stock Outstanding | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		$ 84,300	$ 35,800
Retained Earnings
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		33,597	20,420
Retained Earnings | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		33,600	20,400
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 7,400	$ 1,700
Weighted-average remaining life (in years)		5 years 6 months	5 years 10 months 24 days
Vesting period (in years)		3 years
Restricted Stock Units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards		329,735	787,586	355,944
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred		354,580	243,171
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		$ 1,900	$ 2,300	$ 1,400
Vesting period (in years)		3 years
Common stock conversion (in shares)		1
Restricted Stock Units | Teekay Tankers
Class of Stock [Line Items]
Vesting period (in years)		3 years
Restricted Stock Awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards		47,330	95,485	149,366
Performance Shares
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards				489,443
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 5,700